Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions
25.	PROVISIONS

		UNITED STATES DOLLAR
		2017	2016
25.1	Environmental rehabilitation costs	281.5	283.1
25.2	South Deep dividend	6.4	6.4
25.3	Silicosis settlement costs	31.9	—
25.4	Other	1.5	2.2

	Total provisions	321.3	291.7

25.1	Environmental rehabilitation costs
	Balance at beginning of the year	283.1	275.4
	Changes in estimates - continuing operations[1]	(5.4)	4.9
	Changes in estimates - discontinued operations[1]	—	0.1
	Interest expense - continuing operations	12.1	10.7
	Interest expense - discontinued operations	0.2	0.2
	Payments	(8.1)	(7.4)
	Disposal of subsidiary	(12.9)	—
	Translation adjustment	12.5	(0.8)

	Balance at end of the year[2]	281.5	283.1

	The provision is calculated using the following gross closure cost estimates:
	South Africa	41.8	37.1
	Ghana	98.1	105.3
	Australia	179.2	181.8
	Peru	61.9	56.6

	Total gross closure cost estimates	381.0	380.8

The provision is calculated using the following assumptions:	Inflation rate	Discount rate
2017
South Africa	5.5%	9.8%
Ghana	2.2%	9.2% - 9.3%
Australia	2.5%	2.6% - 2.9%
Peru	2.2%	3.8%
2016
South Africa	5.5%	9.7%
Ghana	2.2%	9.7% - 9.8%
Australia	2.5%	1.9% - 3.0%
Peru	2.2%	3.7%

1	Changes in estimates are defined as changes in reserves and corresponding changes in life-of-mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates.
2	South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

- Ghana - reclamation bonds underwritten by banks and restricted cash (refer note 18);

- South Africa - contributions into environmental trust funds (refer note 18) and guarantees;

- Australia - mine rehabilitation fund levy; and

- Peru - bank guarantees.

Refer to note 37 for expected timing of cash outflows in respect of the gross closure cost estimates. Certain current rehabilitation costs are charged to this provision as and when incurred.

25.2	South Deep dividend

	UNITED STATES DOLLAR
	2017	2016

Total provision	8.0	7.8
Current portion included in trade and other payables	(1.6)	(1.4)

Balance at end of the year	6.4	6.4

During the six-month period ended 31 December 2010, a wholly owned subsidiary company of Gold Fields, Newshelf 899 Proprietary Limited, was created to acquire 100% of the South Deep net assets from Sibanye Gold. Sibanye Gold was a wholly owned subsidiary of Gold Fields at the time. The new company then issued 10 million Class B ordinary shares representing 10% of South Deep’s net worth to a consortium of BEE partners. Class B ordinary shareholders are entitled to a dividend of R2 per share and can convert the Class B to Class A ordinary shares over a 20-year period from the effective date of the transaction, 6 December 2010. The Class B ordinary shares will convert one-third after 10 years and a third thereafter on each fifth year anniversary.

This transaction was made up of a preferred BEE dividend (R151.4 million) and an equity component (R673.4 million). The preferred dividend represents a liability of Gold Fields to the Class B ordinary shareholders and was valued at R151.4 million, of which R20.0 million or US$1.5 million was declared on 23 March 2017 (16 March 2016: R20.0 million or US$1.3 million) and R20.0 million or US$1.6 million (2016: R20.0 million or US$1.4 million) is classified as a short-term portion under trade and other payables.

25.3	Silicosis settlement costs[1]

	UNITED STATES DOLLAR
	2017	2016
Provision raised	30.2
Unwinding of provision recognised as finance expense	0.9
Translation	0.8	—

Balance at end of the year	31.9	—

1	The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise-induced hearing loss (“NIHL”)).

A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.

The Occupational Lung Disease Working Group was formed in fiscal 2014 to address issues relating to compensation and medical care for occupational lung disease in the South African gold mining industry.

The Working Group, made up of African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater, has had extensive engagements with a wide range of stakeholders since its formation, including government, organised labour, other mining companies and the legal representatives of claimants who have filed legal actions against the companies.

The members of the Working Group are among respondent companies in a number of legal proceedings related to occupational lung disease, including the class action referred to above. The Working Group is, however, of the view that achieving a comprehensive settlement which is fair to both past, present and future employees and sustainable for the sector, is preferable to protracted litigation.

This matter was previously disclosed as a contingent liability as the amount could not be estimated reliably. As a result of the ongoing work of the Working Group and engagements with affected stakeholders since 31 December 2016, it has now become possible for Gold Fields to reliably estimate its share in the estimated cost in relation to the Working Group of a possible settlement of the class action claims and related costs. As a result, Gold Fields has provided an amount of US$31.9 million (R401.6 million) for this obligation in the statement of financial position at 31 December 2017. The nominal amount of this provision is US$40.5 million (R509.0 million)

The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up rates and disease progression rates. A discount rate of 8.24% was used, based on government bonds with similar terms to the anticipated settlements.

The ultimate outcome of these matters remains uncertain, with a possible failure to reach a settlement or to obtain the requisite court approval for a potential settlement. The provision is consequently subject to adjustment in the future, depending on the progress of the Working Group discussions, stakeholder engagements and the ongoing legal proceedings (refer note 34 for further details).